Acquisitions - Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values (Details) - USD ($)	Jun. 02, 2025	May 31, 2025	Mar. 25, 2025	Jun. 30, 2025
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents				$ 3,361
Prepaid expenses and other current assets				169,425
Accounts payable and accrued liabilities				(4,873,019)
Other liabilities				(1,499,936)
Total identifiable net assets				(9,345,052)
Goodwill				$ 6,189,901
GroupBy [Member]
Business Combination, Consideration Transferred [Abstract]
Ordinary shares of Rezolve			$ 5,759,859
Fair value of total consideration transferred			5,759,859
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents			1,733,326
Accounts receivable			9,781,814
Prepaid expenses and other current assets			1,235,761
Other non-current assets			180,927
Accounts payable and accrued liabilities			(16,828,415)
Deferred revenue			(18,850,509)
Debt			(12,300,000)
Other liabilities			(25,658)
Total identifiable net assets			241,350
Goodwill			5,518,509
Total estimated preliminary purchase price allocation			5,759,859
GroupBy [Member] | Technology Intellectual Property [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible asset			19,661,728
GroupBy [Member] | Customer Contracts and Related Relationships [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible asset			$ 15,652,376
Mpower Plus Global Limited [Member]
Business Combination, Consideration Transferred [Abstract]
Ordinary shares of Rezolve		$ 1,529,183
Fair value of total consideration transferred		1,529,183
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		63,221
Accounts receivable		428,334
Prepaid expenses and other current assets		287,069
Other assets		1,753
Accounts payable and accrued liabilities		(189,613)
Accrued expenses and other payables		(537,437)
Other liabilities		(793,505)
Total identifiable net assets		857,701
Goodwill		671,482
Total estimated preliminary purchase price allocation		1,529,183
Mpower Plus Global Limited [Member] | Customer Contracts and Related Relationships [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible asset		1,105,910
Mpower Plus Global Limited [Member] | Recruitment Database [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible asset		$ 491,970
Prediqt Business Solutions Private Limited [Member]
Business Combination, Consideration Transferred [Abstract]
Cash consideration	$ 100,000
Fair value of total consideration transferred	100,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	19,112
Accounts receivable	88,367
Fixed assets	18,332
Other assets	107,709
Accounts payable and accrued liabilities	(163,590)
Debt	(241,679)
Other liabilities	(45,185)
Total identifiable net assets	108,853
Gain on bargain purchase	(8,853)
Total estimated preliminary purchase price allocation	100,000
Prediqt Business Solutions Private Limited [Member] | Customer Contracts and Related Relationships [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible asset	$ 325,787